Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures

14 Investments in Associates and Joint Ventures

	2021 £m	2020 £m

1 January	1,796	1,860

Total comprehensive income (note 9)	412	323

Dividends	(392)	(394)

Additions (note 27(c))	130	5

Other equity movements	2	2

31 December	1,948	1,796

Non-current assets	1,286	1,021

Current assets	1,144	1,155

Non-current liabilities	(83)	(61)

Current liabilities	(399)	(319)

	1,948	1,796

ITC Ltd. (Group’s share of the market value is £7,839 million (2020: £7,574 million))	1,759	1,724

Other listed associates (Group’s share of the market value is £232 million (2020: £184 million))	154	26

Unlisted associates	35	46

	1,948	1,796
The principal associate undertaking of the Group is ITC Ltd. (ITC). Included within the dividends amount of £392 million (2020: £394 million) are £383 million (2020: £386 million) attributable to dividends declared by ITC.
Organigram Inc.
On 11 March 2021, the Group announced a strategic collaboration agreement with Organigram Inc., a wholly owned subsidiary of publicly traded Organigram Holdings Inc. (collectively, Organigram). Under the terms of the transaction, a Group subsidiary acquired a 19.9% equity stake in Organigram Holdings Inc. (listed on both the Nasdaq and Toronto Stock Exchange under the symbol ‘OGI’) to become its largest shareholder.
The Group’s share of the fair value of net assets acquired included £49 million of intangibles and £30 million of goodwill, representing a strategic premium to enter the legal cannabis market in North America.
The carrying value of the investment at 31 December 2021 is £125 million, which is higher than the value implied by the market price of individual shares at that date. Due to the likelihood of short-term volatility in the share price, third-party valuations were considered which indicate a valuation for the Group’s investment in excess of the current carrying value. Any potential impairment of the investment would be immaterial to the Group. Management will continue to monitor the carrying value, in line with IAS 36, over the course of future periods.
Tisak d.d.
The Group’s investment in Tisak d.d. (Tisak) was acquired as part of the TDR transaction (note 27). During 2016, the Group entered into an agreement with Tisak’s parent Agrokor d.d. (Agrokor) to convert certain outstanding trading balances into long-term loans and an additional shareholding in Tisak. As part of the agreement, Agrokor had the right to reacquire the additional shareholding in Tisak. As a consequence of this, while the Group had legal ownership of the additional shareholding, it did not consider that the shares provided any additional equity interest and continued to account for 26% of the equity of Tisak. In 2017, due to the financial difficulties of Agrokor and Tisak, the Group fully impaired this investment resulting in a charge of £27 million to the income statement in that year that was reported as an adjusting item. In July 2018, Agrokor’s creditors approved a settlement plan proposed by Agrokor’s administrators. The settlement plan has not returned any value to the Group, and Tisak was liquidated on 21 September 2021.

ITC Ltd.
ITC is an Indian conglomerate based in Kolkata and maintains a presence in cigarettes, hotels, paper and packaging, agri-business and other fast-moving goods (e.g. confectionery, branded apparel, personal care, stationery and safety matches). BAT’s interest in ITC is 29.38%.
ITC prepares accounts on a quarterly basis with a 31 March year-end. As permitted by IAS 28
Investments in associates and joint ventures,
results up to 30 September 2021 have been used in applying the equity method. This is driven by the availability of information at the half-year, to be consistent with the treatment in the Group’s interim accounts. Any further information available after the date used for reporting purposes is reviewed and any material items adjusted for in the final results. The latest published information available is at 31 December 2021.

	2021 £m	2020 £m

Non-current assets	3,889	3,399

Current assets	3,391	3,513

Non-current liabilities	(231)	(194)

Current liabilities	(1,061)	(858)

	5,988	5,860

Group’s share of ITC Ltd. (2021: 29.38%; 2020: 29.42%)	1,759	1,724